Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities
6.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2023	2024
Administrative expenses	67,464	78,592
Voyage expense	1,071,393	1,418,277
Vessel operating expenses	1,869,643	1,873,151

Total	3,008,500	3,370,020